Financial risk management and financial instruments - Classification of financial assets and liabilities including their fair value (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Categories of financial instruments:
Reported value, assets			kr 8,141
Reported value, liabilities	kr 32,002	kr 14,647	15,406
Fair value, assets			8,141
Fair value, liabilities			15,314
Assets and liabilities classified as held for sale
Categories of financial instruments:
Reported value, assets	2,659	2,243
Reported value, liabilities	2,125	967
Fair value, assets	2,659	2,243
Fair value, liabilities	2,113	967
Assets and liabilities, including classified as held for sale
Categories of financial instruments:
Reported value, assets	8,876	8,850
Reported value, liabilities	34,124	15,614
Fair value, assets	8,876	8,850
Fair value, liabilities	34,179	15,728
Liabilities at fair value through profit/loss
Categories of financial instruments:
Reported value, liabilities			124
Liabilities at fair value through profit/loss | Assets and liabilities, including classified as held for sale
Categories of financial instruments:
Reported value, liabilities		456
Derivative instruments designated for hedge accounting
Categories of financial instruments:
Reported value, liabilities			217
Derivative instruments designated for hedge accounting | Assets and liabilities, including classified as held for sale
Categories of financial instruments:
Reported value, liabilities	113	156
Other instruments | Assets and liabilities classified as held for sale
Categories of financial instruments:
Reported value, liabilities	764
Other instruments | Assets and liabilities, including classified as held for sale
Categories of financial instruments:
Reported value, liabilities	779
Financial liabilities at amortized cost
Categories of financial instruments:
Reported value, liabilities			15,065
Financial liabilities at amortized cost | Assets and liabilities classified as held for sale
Categories of financial instruments:
Reported value, liabilities	1,361	967
Financial liabilities at amortized cost | Assets and liabilities, including classified as held for sale
Categories of financial instruments:
Reported value, liabilities	33,232	15,002
Assets at fair value through profit/loss
Categories of financial instruments:
Reported value, assets			1
Assets at fair value through profit/loss | Assets and liabilities, including classified as held for sale
Categories of financial instruments:
Reported value, assets		1
Derivative instruments designated for hedge accounting
Categories of financial instruments:
Reported value, assets			55
Derivative instruments designated for hedge accounting | Assets and liabilities, including classified as held for sale
Categories of financial instruments:
Reported value, assets	33	17
Other instruments | Assets and liabilities, including classified as held for sale
Categories of financial instruments:
Reported value, assets	7
Financial assets at amortised cost | Assets and liabilities classified as held for sale
Categories of financial instruments:
Reported value, assets	2,659
Financial assets at amortised cost | Assets and liabilities, including classified as held for sale
Categories of financial instruments:
Reported value, assets	8,836
Loans and receivables
Categories of financial instruments:
Reported value, assets			8,085
Loans and receivables | Assets and liabilities classified as held for sale
Categories of financial instruments:
Reported value, assets		2,243
Loans and receivables | Assets and liabilities, including classified as held for sale
Categories of financial instruments:
Reported value, assets		8,832
Liabilities to financial institutions and similar liabilities
Categories of financial instruments:
Reported value, liabilities	28,069	10,546	10,449
Fair value, liabilities	28,136	10,629	10,343
Liabilities to financial institutions and similar liabilities | Financial liabilities at amortized cost
Categories of financial instruments:
Reported value, liabilities	28,069	10,546	10,449
Other interest-bearing liabilities
Categories of financial instruments:
Reported value, liabilities	237	759	583
Fair value, liabilities	237	790	597
Other interest-bearing liabilities | Liabilities at fair value through profit/loss
Categories of financial instruments:
Reported value, liabilities		456	124
Other interest-bearing liabilities | Derivative instruments designated for hedge accounting
Categories of financial instruments:
Reported value, liabilities	113	156	217
Other interest-bearing liabilities | Other instruments
Categories of financial instruments:
Reported value, liabilities	15
Other interest-bearing liabilities | Financial liabilities at amortized cost
Categories of financial instruments:
Reported value, liabilities	109	147	242
Accounts payable
Categories of financial instruments:
Reported value, liabilities	3,004	1,937	3,202
Fair value, liabilities	3,004	1,937	3,202
Accounts payable | Financial liabilities at amortized cost
Categories of financial instruments:
Reported value, liabilities	3,004	1,937	3,202
Other current liabilities
Categories of financial instruments:
Reported value, liabilities	689	1,405	1,172
Fair value, liabilities	689	1,405	1,172
Other current liabilities | Financial liabilities at amortized cost
Categories of financial instruments:
Reported value, liabilities	689	1,405	1,172
Other financial assets
Categories of financial instruments:
Reported value, assets	905	659	1,408
Fair value, assets	905	659	1,408
Other financial assets | Assets at fair value through profit/loss
Categories of financial instruments:
Reported value, assets		1	1
Other financial assets | Other instruments
Categories of financial instruments:
Reported value, assets	7
Other financial assets | Financial assets at amortised cost
Categories of financial instruments:
Reported value, assets	898
Other financial assets | Loans and receivables
Categories of financial instruments:
Reported value, assets		658	1,407
Accounts receivable
Categories of financial instruments:
Reported value, assets	2,509	2,224	2,784
Fair value, assets	2,509	2,224	2,784
Accounts receivable | Financial assets at amortised cost
Categories of financial instruments:
Reported value, assets	2,509
Accounts receivable | Loans and receivables
Categories of financial instruments:
Reported value, assets		2,224	2,784
Other current receivables
Categories of financial instruments:
Reported value, assets	2,397	2,919	3,671
Fair value, assets	2,397	2,919	3,671
Other current receivables | Derivative instruments designated for hedge accounting
Categories of financial instruments:
Reported value, assets	33	17	55
Other current receivables | Financial assets at amortised cost
Categories of financial instruments:
Reported value, assets	2,364
Other current receivables | Loans and receivables
Categories of financial instruments:
Reported value, assets		2,902	3,616
Current investments
Categories of financial instruments:
Reported value, assets	2	3	21
Fair value, assets	2	3	21
Current investments | Financial assets at amortised cost
Categories of financial instruments:
Reported value, assets	2
Current investments | Loans and receivables
Categories of financial instruments:
Reported value, assets		3	21
Cash and cash equivalents
Categories of financial instruments:
Reported value, assets	404	802	257
Fair value, assets	404	802	257
Cash and cash equivalents | Financial assets at amortised cost
Categories of financial instruments:
Reported value, assets	kr 404
Cash and cash equivalents | Loans and receivables
Categories of financial instruments:
Reported value, assets		kr 802	kr 257